Reconciliation of Operating Profit From Reportable Segments to Income (Loss) From Operations Before Taxes in Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended							12 Months Ended
	Jan. 26, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 27, 2013	Apr. 28, 2012	Apr. 30, 2011
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Reportable segments operating loss	$ 3,657	$ 8,929	$ (52,285)	$ (68,173)	$ 91,100	$ (972)	$ (76,558)	$ (220,004)	$ (54,603)	$ (56,799)
Interest expense, net and amortization of deferred financing costs	8,772	8,122	8,941	(8,629)	(8,773)	(8,460)	(9,442)	(35,345)	(35,304)	(57,350)
Consolidated loss before taxes	$ (5,115)	$ 807	$ (61,226)	$ (76,802)	$ 82,327	$ (9,432)	$ (86,000)	$ (255,349)	$ (89,907)	$ (114,149)